Cover Page	Apr. 14, 2021
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Jun. 09, 2021
Entity Registrant Name	KLX ENERGY SERVICES HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38609
Entity Tax Identification Number	36-4904146
Entity Address, Address Line One	3040 Post Oak Boulevard
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	832
Local Phone Number	844-1015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	KLXE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001738827